Putnam
Vista
Fund

ANNUAL REPORT
July 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* According to Lipper Analytical Services, Putnam Vista Fund's class A share total return ranked 18 out of 249 growth funds for the five-year period ended July 31, 1996, placing the fund in the top 8% in this category.*

*  "Putnam Vista Fund's fast-paced strategy lets it look at the competition in the rearview mirror. . . . Lead manager Jennifer
    Silver has led this fund to its current slot among the top-performing growth funds in Morningstar's database."+

                                 -- Morningstar Mutual Funds, July 1996

     CONTENTS
4     Report from Putnam Management
9     Fund performance summary
14    Portfolio holdings
19    Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For the one-year period ended 7/31/96, the fund's class A, class B, and class M shares ranked 85, 107, and 95, respectively, out of 622 growth funds. Class A shares ranked 18 out of 161 for 10-year performance. Class B shares ranked 79 out of 386 for 3-year performance. Class B and class M shares were not ranked over longer periods.

+Morningstar is an independent research organization, and ratings are subject to change every month. For the 1-, 5-, and 10-year periods ended 7/31/96, the fund's class A shares ranked 14 out of 840, 7 out of 320, and 12 out of 198 growth funds, respectively. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam Vista Fund reaped the benefits of a stock market rise that continued throughout virtually all of the fiscal year ended July 31, 1996. In the final weeks of the period, however, the market delivered a stern reminder that such advances do not continue without interruption.

The portfolio's commitment to stocks of well-established growth companies and fund management's carefully chosen investments in industry sectors that experienced above-average growth allowed the fund not only to make the most of the rally, but to weather the decline well. The fund thus was able to close its books on yet another year of solidly positive performance.

During the period, C. Kim Goodwin joined Jennifer Silver and Anthony Santosus in the management of your fund. Kim came to Putnam in 1996 as a senior vice president and portfolio manager. Prior to joining Putnam, she was a portfolio manager with Mellon Bank and Prudential Mutual Funds. Kim has nine years of investment experience.

The managers' report covering fiscal 1996 and the outlook for the new fiscal year begins on the following page.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

September 18, 1996



Report from the Fund Managers
Jennifer Silver, lead manager
C. Kim Goodwin
Anthony C. Santosus

During the fiscal year ended July 31, 1996, Putnam Vista Fund used its versatility to great advantage. The dramatic stock market rally that prevailed during the first half of the period wilted over the latter six months as economic growth slowed and corporate earnings moderated. Nevertheless, your fund's strategy of diversified investing among well-established growth companies was able to generate outstanding performance in both environments.

For the period, your fund's class A shares produced total returns of 16.64% at net asset value and 9.96% at public offering price. Both figures significantly outpaced the 7.71% return posted by the Standard & Poor's Midcap 400 Index, the fund's benchmark, as did the results for class B and class M shares. Complete performance figures appear on pages 9 through 11.

* TECHNOLOGY STOCKS REMAIN STRONG DESPITE SOME VOLATILITY

By the last quarter of calendar 1995, so many companies and individuals had purchased or replaced computers that demand for new hardware began to wither. At the same time, individual and corporate consumers began actively seeking innovative software and other connectivity tools in order to create networks and simplify Internet access. Shifting a portion of the portfolio's technology holdings away from hardware-related companies, such as semiconductor producers, and toward this newly popular segment allowed the fund to capitalize on these developing opportunities. Among the portfolio's holdings, several producers of software and connectivity tools enjoyed impressive earnings during the period and contributed to the fund's solid results. These included Ascend Communications, Cascade Communications, Premisys Communications, and Shiva Corp., producers of networking and Internet-related products. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

In general terms, the technology sector experienced considerable volatility during the period, particularly since January 1996. Your fund's holdings were not immune to the widespread price fluctuations that affected individual securities, but the portfolio's diversification helped to offset any losses with gains in other securities and sectors. Furthermore, we are not convinced that this cycle of volatility among technology stocks has come to an end, and we will maintain a balance of industries in the fund's portfolio to minimize the market risk in this sector.

* BUSINESS-SERVICE STOCKS PROVIDE STABILITY

Another key element of your fund's success stemmed from our investments in the business-services industry. Among the key attractions of investing in business-service providers are the consistent growth and predictable earnings these companies typically deliver. These attributes are always beneficial and were especially stabilizing to the portfolio as economic growth became increasingly volatile during the year, at times fueling concerns about a possible recession.

Your fund drew substantial benefits from a variety of securities in this sector. Reynolds & Reynolds (forms and information processing systems) and Paychex (payroll accounting services) provided stability as market uncertainty grew. Apollo Group (a private operator of universities) and Corrections Corp. (a private operator of prisons) delivered the advantages of a burgeoning trend toward the outsourcing of administrative services. In temporary human resources, Robert Half International, a company that provides skilled staffing in professional services, contributed solid returns. Additionally, the information processing companies DST Systems, Bisys Group, and Equifax added a boost to performance.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS*]

Retail                9.3%

Business services     8.8%

Computer software     7.1%

Pharmaceuticals
and biotechnology     4.6%

Telecommunications
equipment             4.2%

Footnote reads:
Based on net assets as of 7/31/96. Sector allocations wil vary over time.

Because business-service companies typically deliver steady, predictable growth and earnings, they are rarely among the leaders when the economy is growing aggressively. However, during times of uncertain economic growth -- such as exist today -- they can provide a steadying influence on your portfolio. For this reason, we plan to maintain the fund's exposure to this sector in the coming months.

* SEGMENTS OF THE HEALTH-CARE SECTOR ADD A BOOST

Another area in which we found lucrative opportunities was health care. During the first six months of the fiscal year, companies in this sector gradually emerged from the doldrums that had followed the Clinton administration's aborted attempt to overhaul the nation's health-care system. By the beginning of your fund's fiscal year, health maintenance organizations (HMOs) were becoming more attractive to investors because of their undervalued prices.

As HMOs prospered early in the period, so did drugstores. Drugstores typically conduct more pharmacy business through HMOs and other health-service providers than through sales to the general public, and sales to these institutional consumers swelled during the period. This increase in revenues, combined with cost-effective consolidations, gave rise to solid growth and improved earnings in this industry. For your fund, Eckerd Corp. contributed robust returns during the period.

By the second half of the period, attractive investment opportunities among HMOs began to dissipate because of increasingly competitive pricing and escalating costs. In response, we sold the bulk of the fund's HMO holdings. However, at the same time, promising investments emerged elsewhere in the health-care sector. One example was U.S. Surgical, a medical supply company held by the fund. This company has endured prolonged restructuring and downsizing in recent years, and is now enjoying accelerated growth because of the popularity of innovative medical devices it has developed.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

Halliburton Co.
Oil and gas equipment and services

HFS, Inc.
Lodging

Parametric Technology Corp.
Computer software

TJX Cos., Inc.
Retail apparel

Vons Cos., Inc.
Retail grocery and drug stores

Clear Channel Communications, Inc.
Radio and television stations

U.S. Filter Corp.
Waste treatment equipment

Omnicon Group, Inc.
Advertising

Equifax, Inc.
Information services

Thermo Electron Corp.
Environmental

Footnote reads:
These holdings represent 15.9% of the fund's net assets as of 7/31/96. Portfolio holdings will vary over time.


The outlook for the remainder of calendar 1996 suggests that current trends in the health-care sector will continue. If so, we will likely maintain the fund's exposure to medical-supply and drugstore companies. On the other hand, we may postpone reinstating investments in HMOs until sustainable growth returns to this segment of the industry.

* THE CONSUMER SECTOR MAINTAINS ITS APPEAL

In addition to technology, business services, and health care, we believe attractive mid-cap investment opportunities will continue to emerge among broadcasting companies. Since the passage of more permissive telecommunications legislation earlier this year, radio stations have merged at a rapid pace. This consolidation has yielded economies of scale, creating worthwhile investment opportunities. Among the fund's holdings, Clear Channel Communications and Heritage Media benefited from this trend. In the coming months, we expect this trend to continue. And if ownership restrictions among television stations are similarly relaxed, consolidation may spread to this segment of the broadcasting industry.

Elsewhere, we've found lucrative investment opportunities among supermarkets such as Safeway and Vons. Both of these holdings offer exposure to rebounding California markets and may continue to prosper as that state's economic revival gains momentum.

Overall, our strategy for your fund is to remain diversified across industries to avoid the risks that come with betting on any one sector. We strive to keep the portfolio's level of earnings stable by emphasizing companies with steady earnings streams while still maintaining exposure to what we see as growth markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/96, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 7/31/96

                        Class A        Class B            Class M
 (inception date)      (6/3/68)        (3/1/93)          (12/8/94)
                     NAV       POP    NAV     CDSC      NAV       POP
-----------------------------------------------------------------------
1 year             16.64%     9.96% 15.88%   10.88%   16.37%   12.34%
-----------------------------------------------------------------------
5 years           122.87    109.92     --       --       --       --
Annual average     17.38     15.99     --       --       --       --
-----------------------------------------------------------------------
10 years          297.51    274.71     --       --       --       --
Annual average     14.80     14.12     --       --       --       --
-----------------------------------------------------------------------
Life of class         --        --  62.09    59.09    60.16     54.65
Annual average        --        --  15.17    14.54    33.04     30.24
-----------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/96

                                Standard
                    & Poor's(registered trademark)     Consumer
                             Midcap 400 Index        Price Index
----------------------------------------------------------------------
1 year                           7.71%                     2.95%
----------------------------------------------------------------------
5 years                         89.95                     15.27
Annual average                  13.69                      2.88
----------------------------------------------------------------------
10 years                       271.50                     43.38
Annual average                  14.02                      3.67
----------------------------------------------------------------------
Life of class B                 46.92                      9.71
Annual average                  11.90                      2.75
----------------------------------------------------------------------
Life of class M                 34.80                      4.88
Annual average                  19.84                      2.93
----------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions, or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.


[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]
Caption reads: Cumulative total return of a $10,000 investment since 7/31/86

Starting value                          Ending Total
$9,425     Fund's class A shares at POP      $37,471
$10,000           S&P Midcap 400 Index       $37,150
$10,000           Consumer Price Index       $14,338

(plot points for 10-year total return mountain chart)

Date/year     Fund at POP     S&P Midcap 400 Index        CPI
---------    ------------   ----------------------     ------
7/31/86             9,425                   10,000     10,000
7/31/87            12,901                   12,259     10,393
7/31/88            11,430                   11,294     10,822
7/31/89            14,265                   14,991     11,361
7/31/90            14,714                   15,975     11,909
7/31/91            16,813                   19,558     12,438
7/31/92            19,917                   22,948     12,831
7/31/93            23,828                   26,759     13,187
7/31/94            24,484                   27,703     13,553
7/31/95            32,127                   34,491     13,927
7/31/96            37,471                   37,150     14,338

Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 3/1/93 would have been valued at $16,209 on 7/31/96 ($15,909 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 12/8/94 would have been valued at $16,016 at net asset value on 7/31/96 ($15,465 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/96

                          Class A          Class B          Class M
-----------------------------------------------------------------------
Distributions (number)          1                1                1
-----------------------------------------------------------------------
Capital gains
-----------------------------------------------------------------------
Long-term                  $0.582           $0.582           $0.582
-----------------------------------------------------------------------
Short-term                  0.275            0.275            0.275
-----------------------------------------------------------------------
  Total                    $0.857           $0.857           $0.857
-----------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV       POP
-----------------------------------------------------------------------
7/31/95                     $9.23  $9.79     $9.08  $9.19     $9.52
-----------------------------------------------------------------------
7/31/96                      9.79  10.39      9.55   9.72     10.07
-----------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/96
(most recent calendar quarter)

                     Class A           Class B            Class M
(inception date)     (6/3/68)         (3/1/93)           (12/8/94)
                   NAV      POP    NAV       CDSC      NAV       POP
-----------------------------------------------------------------------
1 year           38.07%   30.14% 37.07%     32.07%   37.59%    32.75%
-----------------------------------------------------------------------
5 years         156.31   141.73     --         --       --        --
Annual average   20.71    19.31     --         --       --        --
-----------------------------------------------------------------------
10 years        311.85   288.20     --         --       --        --
Annual average   15.21    14.53     --         --       --        --
-----------------------------------------------------------------------
Life of class       --       --  77.37      74.37    75.16     69.13
Annual average      --       --  18.78      18.17    43.23     40.05
-----------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index, and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Vista Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Vista Fund (the "fund") at July 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

September 17, 1996




Portfolio of investments owned
July 31, 1996

COMMON STOCKS  (95.3%) *
NUMBER OF SHARES                                                                                                VALUE

Advertising  (2.6%)
---------------------------------------------------------------------------------------------------------------------
          476,700  Heritage Media Corp. Class A +                                                          18,889,238
          666,900  Omnicom Group, Inc.                                                                     27,009,450
                                                                                                      ---------------
                                                                                                           45,898,688
Apparel  (2.2%)
---------------------------------------------------------------------------------------------------------------------
          354,300  Gucci Group (Italy) +                                                                   20,106,525
           83,600  St. John Knits, Inc.                                                                     3,302,200
          308,500  Tommy Hilfiger Corp. +                                                                  15,656,375
                                                                                                      ---------------
                                                                                                           39,065,100
Banks  (2.6%)
---------------------------------------------------------------------------------------------------------------------
          140,500  Bank of Boston Corp.                                                                     7,446,500
          189,300  Northern Trust Corp.                                                                    11,192,363
          359,600  State Street Boston Corp.                                                               18,069,900
          251,300  Washington Mutual, Inc.                                                                  9,141,038
                                                                                                      ---------------
                                                                                                           45,849,801

Broadcasting  (1.5%)
---------------------------------------------------------------------------------------------------------------------
          345,400  Clear Channel Communications, Inc. +                                                    27,502,475


Building Products (1.0%)
---------------------------------------------------------------------------------------------------------------------
          408,700  Sherwin Williams Co.                                                                    18,493,675

Business Services  (8.8%)
---------------------------------------------------------------------------------------------------------------------
          474,900  Bisys Group, Inc. (The) +                                                               14,484,450
          483,550  Corporate Express, Inc. +                                                               18,072,681
          509,400  DST Systems, Inc. +                                                                     14,517,900
        1,010,200  Equifax, Inc.                                                                           25,381,275
          509,400  Gartner Group Inc. Class A +                                                            16,619,175
          162,100  Norrell Corp.+                                                                           4,498,275
          390,362  Paychex, Inc.                                                                           17,859,062
          562,100  Primark Corp. +                                                                         15,176,700
          650,600  Robert Half International, Inc. +                                                       18,379,450
          455,200  Viking Office Products, Inc. +                                                          13,428,400
                                                                                                      ---------------
                                                                                                          158,417,368

Chemicals  (1.1%)
---------------------------------------------------------------------------------------------------------------------
          492,100  Praxair, Inc.                                                                           18,884,338

Computer Equipment  (1.2%)
---------------------------------------------------------------------------------------------------------------------
          483,500  Symbol Technologies, Inc. +                                                             21,153,125

Computer Services  (2.9%)
---------------------------------------------------------------------------------------------------------------------
          686,800  Cambridge Technology Partners, Inc. +                                                   18,028,500
          500,800  Reynolds & Reynolds Co. Class A                                                         24,226,200
          284,700  Sterling Commerce, Inc. +                                                                9,003,638
                                                                                                      ---------------
                                                                                                           51,258,338

Computer Software  (7.1%)
---------------------------------------------------------------------------------------------------------------------
          192,600  Business Objects S.A., ADR (France) +                                                    3,707,550
          487,300  Citrix Systems, Inc. +                                                                  18,395,575
          260,900  Electronics for Imaging, Inc. +                                                         15,197,425
          412,375  McAfee Associates, Inc. +                                                               20,721,844
          319,400  Medic Computer Systems, Inc.+                                                           12,776,000
          708,000  Parametric Technology Corp. +                                                           29,470,500
          301,400  PeopleSoft, Inc. +                                                                      20,363,332
          184,200  Viasoft, Inc. +                                                                          6,999,600
                                                                                                      ---------------
                                                                                                          127,631,826

Correctional Facilities  (0.5%)
---------------------------------------------------------------------------------------------------------------------
          303,100  Corrections Corp.+                                                                       9,396,100

Cosmetics  (1.1%)
---------------------------------------------------------------------------------------------------------------------
          518,300  Estee Lauder Cos. Class A                                                               19,954,550

Education  (0.8%)
---------------------------------------------------------------------------------------------------------------------
          506,025  Apollo Group, Inc. Class A+                                                             13,915,688

Electric Utilities  (1.3%)
---------------------------------------------------------------------------------------------------------------------
          910,100  Calenergy, Inc. +                                                                       23,890,125

Electronics  (2.4%)
---------------------------------------------------------------------------------------------------------------------
          647,600  BMC Industries, Inc.                                                                    17,728,050
          253,300  Perkin-Elmer Corp.                                                                      13,234,925
          449,000  Waters Corp. +                                                                          12,572,000
                                                                                                      ---------------
                                                                                                           43,534,975

Environmental  (1.4%)
---------------------------------------------------------------------------------------------------------------------
          660,550  Thermo Electron Corp. +                                                                 24,688,056

Environmental Control  (3.4%)
---------------------------------------------------------------------------------------------------------------------
          368,400  Sanifill, Inc. +                                                                        15,610,950
        1,256,250  U.S. Filter Corp. +                                                                     27,166,406
          708,000  United Waste Systems, Inc. +                                                            18,319,500
                                                                                                      ---------------
                                                                                                           61,096,856

Financial Services  (2.3%)
---------------------------------------------------------------------------------------------------------------------
          380,700  Advanta Corp. Class A                                                                   18,083,250
          457,600  Finova Group, Inc.                                                                      22,651,200
                                                                                                      ---------------
                                                                                                           40,734,450

Food and Beverages (1.2%)
---------------------------------------------------------------------------------------------------------------------
          248,900  Coca-Cola Enterprises, Inc.                                                              8,773,725
          556,000  Whitman Corp.                                                                           12,440,500
                                                                                                      ---------------
                                                                                                           21,214,225

Funeral/Cemetery Services  (0.9%)
---------------------------------------------------------------------------------------------------------------------
          634,650  Stewart Enterprises, Inc. Class A                                                       16,818,225

Gaming  (0.9%)
---------------------------------------------------------------------------------------------------------------------
          716,400  Mirage Resorts, Inc. +                                                                  16,119,000

HMOs  (0.6%)
---------------------------------------------------------------------------------------------------------------------
          325,200  Oxford Health Plans Inc.+                                                               11,219,400

Health Care Services (3.0%)
---------------------------------------------------------------------------------------------------------------------
          336,700  Cardinal Health, Inc.                                                                   23,400,650
          932,600  Omnicare, Inc.                                                                          21,799,525
          659,400  Physician Reliance Network, Inc. +                                                       8,901,900
                                                                                                      ---------------
                                                                                                           54,102,075

Household Products (1.0%)
---------------------------------------------------------------------------------------------------------------------
          733,900  First Brands Corp.                                                                      17,521,863

Insurance  (1.6%)
---------------------------------------------------------------------------------------------------------------------
          403,800  CapMAC Holdings, Inc.                                                                   11,710,200
          284,700  Unum Corp.                                                                              17,366,700
                                                                                                      ---------------
                                                                                                           29,076,900

Lodging  (1.8%)
---------------------------------------------------------------------------------------------------------------------
          550,900  HFS, Inc. +                                                                             33,054,000

Machinery  (0.8%)
---------------------------------------------------------------------------------------------------------------------
          309,800  Case Corp.                                                                              13,708,650

Medical Supplies and Devices  (3.6%)
---------------------------------------------------------------------------------------------------------------------
          354,000  Guidant Corp.                                                                           17,965,500
          423,100  IDEXX Laboratories, Inc. +                                                              16,395,125
          695,100  Mentor Corp.                                                                            19,462,800
          301,400  U.S. Surgical Corp.                                                                     10,322,950
                                                                                                      ---------------
                                                                                                           64,146,375

Networking Equipment  (3.8%)
---------------------------------------------------------------------------------------------------------------------
          276,300  Ascend Communications, Inc. +                                                           13,400,550
          294,900  Cascade Communications Corp. +                                                          18,136,350
          424,200  Cisco Systems, Inc. +                                                                   21,952,350
          278,700  Shiva Corp. +                                                                           14,422,725
                                                                                                      ---------------
                                                                                                           67,911,975

Patient Care  (3.5%)
---------------------------------------------------------------------------------------------------------------------
          485,600  American Medical Response +                                                             16,085,500
          453,300  Genesis Health Ventures, Inc. +                                                         11,389,163
          660,300  Health Care & Retirement Corp. +                                                        15,682,125
          945,475  Health Management Assoc., Inc. +                                                        19,027,684
                                                                                                      ---------------
                                                                                                           62,184,472

Oil and Gas  (2.6%)
---------------------------------------------------------------------------------------------------------------------
          423,100  Camco International, Inc.                                                               13,697,863
          645,900  Halliburton Co.                                                                         33,667,538
                                                                                                      ---------------
                                                                                                           47,365,401

Paging  (0.9%)
---------------------------------------------------------------------------------------------------------------------
          828,900  Paging Network, Inc. +                                                                  15,956,325

Pharmaceuticals and Biotechnology  (4.6%)
---------------------------------------------------------------------------------------------------------------------
          388,500  Biochem Pharmaceutical, Inc. +                                                          11,606,438
          416,900  Elan Corp. PLC ADR (Ireland) +                                                          24,492,875
          776,435  ICN Pharmaceuticals, Inc.                                                               16,305,135
          526,300  Interneuron Pharmaceuticals, Inc. +                                                     14,210,100
          232,500  Quintiles Transnational Corp. +                                                         16,216,875
                                                                                                      ---------------
                                                                                                           82,831,423

Publishing  (1.6%)
---------------------------------------------------------------------------------------------------------------------
          466,200  Belo (A.H.) Corp.                                                                       18,764,550
          202,600  Harcourt General, Inc.                                                                   9,699,475
                                                                                                      ---------------
                                                                                                           28,464,025

Railroads (1.0%)
---------------------------------------------------------------------------------------------------------------------
          595,700  Wisconsin Central Transportation Corp. +                                                18,615,625

Restaurants  (0.7%)
---------------------------------------------------------------------------------------------------------------------
          492,100  Boston Chicken, Inc. +                                                                  13,040,650

Retail  (9.3%)
---------------------------------------------------------------------------------------------------------------------
          410,800  Bed Bath & Beyond, Inc. +                                                                9,037,600
          680,600  Consolidated Stores Corp. +                                                             22,459,800
          925,300  Eckerd Corp. +                                                                          20,587,925
          474,900  Nine West Group, Inc. +                                                                 22,973,288
          440,300  Safeway, Inc. +                                                                         15,850,800
        1,105,150  Staples, Inc. +                                                                         18,373,119
          975,600  TJX Cos., Inc. (The)                                                                    29,389,950
          701,000  Vons Cos., Inc. +                                                                       27,777,125
                                                                                                      ---------------
                                                                                                          166,449,607

Savings and Loans  (1.6%)
---------------------------------------------------------------------------------------------------------------------
          405,800  Charter One Financial, Inc.                                                             15,014,600
          405,100  TCF Financial Corp.                                                                     13,975,950
                                                                                                      ---------------
                                                                                                           28,990,550

Telecommunication  (1.9%)
---------------------------------------------------------------------------------------------------------------------
          630,300  LCI International, Inc. +                                                               19,066,575
          638,900  Octel Communications Corp. +                                                            15,014,150
                                                                                                      ---------------
                                                                                                           34,080,725
Telecommunication Equipment  (4.2%)
---------------------------------------------------------------------------------------------------------------------
          303,200  Adtran, Inc. +                                                                          18,419,400
          100,500  Diana Corp. +                                                                            2,587,875
          189,900  Pairgain Technologies, Inc. +                                                           10,539,450
          345,400  Picturetel Corp. +                                                                      12,261,700
          336,700  Premisys Communications, Inc. +                                                         10,185,175
          371,300  Tellabs, Inc. +                                                                         22,185,175
                                                                                                      ---------------
                                                                                                           76,178,775
                                                                                                      ---------------
                   Total Common Stocks  (cost $1,448,770,288)                                         $ 1,710,415,800

Short-Term Investments  (4.5%) *
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
      $20,000,000  Federal Home Loan Bank effective yield of 5.345%, September 4, 1996                   $ 19,899,038
       25,000,000  Federal Home Loan Mortgage Corp. effective yield of 5.50%, August 1, 1996               25,000,000
        1,100,000  Federal Home Loan Mortgage Corp. effective yield of 5.26%, September 3,1996              1,094,696
       34,832,000  Interest in  $500,000,000 joint repurchase agreement dated July 31,1996 with
                   Lehman Brothers Inc. due August 1, 1996 with respect to various U.S.Treasury
                   obligations---maturity value of $34,837,467 for an effective yield of of 5.65%          34,837,467
                                                                                                      ---------------
                   Total Short-Term Investments  (cost $80,831,201)                                      $ 80,831,201
---------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $1,529,601,489)***                                         $ 1,791,247,001
---------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $1,794,286,951

+   Non-income-producing security.

*** The aggregate identified cost on a tax basis is $1,530,288,235, resulting in gross unrealized appreciation and depreciation of $332,395,184 and $71,436,418, respectively, or net unrealized appreciation of $260,958,766.


    ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.


The accompanying note are an intregal part of these financial statements.





Statement of assets and liabilities
July 31, 1996

Assets
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value  (identified cost $1,529,601,489)  (Note 1)                  $1,791,247,001
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                         73
---------------------------------------------------------------------------------------------------------------
Dividends and other receivables                                                                         183,193
---------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                               13,058,989
---------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                        3,084,897
---------------------------------------------------------------------------------------------------------------
Other assets                                                                                             25,333
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                      1,807,599,486

Liabilities
---------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                      7,146,383
---------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                            1,344,349
---------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                          2,505,293
---------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                              892,885
---------------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                             5,313
---------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                              2,039
---------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                  688,035
---------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                  728,238
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    13,312,535
---------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,794,286,951

Represented by
---------------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                                  $1,413,234,685
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments  (Note 1)                                              119,406,754
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                          261,645,512
---------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                        $1,794,286,951

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A shares
($1,220,639,083 divided by 124,632,030 shares)                                                            $9.79
---------------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.79)*                                                   $10.39
---------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B shares
($488,085,015 divided by 51,128,655 shares)**                                                             $9.55
---------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M shares
($22,232,418 divided by 2,288,392 shares)                                                                 $9.72
---------------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.72)*                                                   $10.07
---------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price of class Y shares
($63,330,435 divided by 6,435,476 shares)                                                                 $9.84
---------------------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an intregral part of these financial statements.




Statement of operations
Year ended July 31, 1996

Investment Income:
----------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $39,694)                                                       $6,134,541
----------------------------------------------------------------------------------------------------------
Interest                                                                                         5,114,276
----------------------------------------------------------------------------------------------------------
Total investment income                                                                         11,248,817

Expenses:
----------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                 8,346,339
----------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                   3,006,781
----------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                   37,366
----------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                    24,952
----------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            2,612,200
----------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                            3,686,125
----------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                               80,537
----------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                            144,536
----------------------------------------------------------------------------------------------------------
Registration fees                                                                                  190,618
----------------------------------------------------------------------------------------------------------
Auditing                                                                                            48,414
----------------------------------------------------------------------------------------------------------
Legal                                                                                               27,493
----------------------------------------------------------------------------------------------------------
Postage                                                                                            479,886
----------------------------------------------------------------------------------------------------------
Other                                                                                               49,928
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                  18,735,175
----------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                        (575,122)
----------------------------------------------------------------------------------------------------------
Net expenses                                                                                    18,160,053
----------------------------------------------------------------------------------------------------------
Net investment loss                                                                             (6,911,236)
----------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                               201,058,618
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                         100,906
----------------------------------------------------------------------------------------------------------
Net gain on investments                                                                        201,159,524
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          $194,248,288
----------------------------------------------------------------------------------------------------------

The accompanying notes are an intregral part of these financial statements.





Statement of changes in net assets

                                                                                                    Year ended July 31
                                                                                           -----------------------------------
                                                                                                1996                  1995
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 $(6,911,236)             $972,604
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                             201,058,618            49,546,498
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation  of investments                                                      100,906           216,175,777
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         194,248,288           266,694,879
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
    Class A                                                                                  (84,321,794)           (5,157,873)
------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  (28,584,576)           (1,221,982)
------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                                     (657,462)                 (322)
------------------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                   (4,307,615)                   --
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            554,119,174           124,069,453
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 630,496,015           384,384,155
------------------------------------------------------------------------------------------------------------------------------
Net assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                          1,163,790,936           779,406,781
------------------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
$0 and of $914,647, respectively)                                                         $1,794,286,951        $1,163,790,936
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an intregral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                        March 28, 1995
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                          July 31              July 31              July 31
                                                                     ------------------------------------------------------
                                                                             1996                 1995                 1996
                                                                     ------------------------------------------------------
                                                                                    Class Y                         Class M
                                                                     ------------------------------------------------------
Net asset value, beginning of period                                        $9.24                $7.83                $9.19
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   --                  .01                 (.08)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.46                 1.40                 1.47
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.46                 1.41                 1.39
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.86)                  --                 (.86)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.86)                  --                 (.86)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.84                $9.24                $9.72
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           17.07                18.01 (c)            16.37
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $63,330              $42,717              $22,232
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .81                  .29 (c)             1.54
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.01)                 .10 (c)             (.82)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     106.58               114.51               106.58
---------------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                    December 8, 1994
                                                                    (commencement
                                                                    of operations) to
                                                                          July 31                        Year ended July 31
                                                                     ------------------------------------------------------
                                                                             1995                 1996                 1995
                                                                     ------------------------------------------------------
                                                                     Class M                     Class B
                                                                     ------------------------------------------------------
Net asset value, beginning of period                                        $6.73                $9.08                $7.03
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.01)                (.10)(d)             (.03)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.53                 1.43                 2.14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.52                 1.33                 2.11
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                   --                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.06)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                  --
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                --                   --                  --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.06)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.19                $9.55                $9.08
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           37.63(c)             15.88                30.19
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $3,148             $488,085             $258,522
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                              1.06(c)              1.81                 1.82
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.31)(c)            (1.03)                (.51)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     114.51               106.58               114.51
---------------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)


                                                                                         March 1, 1993
                                                                                         (commencement
                                                                                     of operations) to
                                                                                               July 31   Year ended July 31
                                                                     ------------------------------------------------------
                                                                             1994                 1993                  1996
                                                                     ------------------------------------------------------
                                                                     Class B
                                                                     ------------------------------------------------------
Net asset value, beginning of period                                        $7.46                $7.12                $9.23
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .01                 (.01)                (.03)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .15                  .40                 1.45
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .16                  .39                 1.42
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.02)                (.05)                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.55)                  --                  (.86)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.01)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                              (.01)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.59)                (.05)                (.86)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $7.03                $7.46                $9.79
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            1.89                 5.45(c)             16.64
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $132,596              $20,722           $1,220,639
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.87                  .72(c)              1.10
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.53)                (.07)(c)             (.29)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93.86               120.57               106.58
---------------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                          Year ended July 31
                                                                     ------------------------------------------------------
                                                                              1995                 1994                 1993
                                                                     ------------------------------------------------------
                                                                                                        Class A
                                                                     ------------------------------------------------------
Net asset value, beginning of period                                        $7.09                $7.47                $7.59
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .02                  .01                  .07
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       2.18                  .21                 1.28
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.20                  .22                 1.35
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                 (.03)                (.12)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.06)                (.55)               (1.35)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                 --                  (.01)                 --
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                               --                  (.01)                 --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.06)                (.60)               (1.47)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.23                $7.09                $7.47
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           31.22                 2.75                19.63
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $859,403             $646,811             $439,722
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                              1.07                 1.09                  .96
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .26                  .29                 1.08
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     114.51                93.86               120.57
---------------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                Year ended July 31
                                                                        ----------
                                                                              1992
                                                                        ----------


Net asset value, beginning of period                                        $6.97
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income (loss)                                                  .14
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.07
---------------------------------------------------------------------------------
Total from investment operations                                             1.21
---------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------
From net investment income                                                   (.19)
---------------------------------------------------------------------------------
From net realized gain on investments                                        (.40)
---------------------------------------------------------------------------------
In excess of net realized gain on investments                                 --
---------------------------------------------------------------------------------
Paid-in capital                                                               --
---------------------------------------------------------------------------------
Total distributions                                                          (.59)
---------------------------------------------------------------------------------
Net asset value, end of period                                              $7.59
---------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           18.46
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $336,360
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                               .96
---------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              1.92
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                     143.92
---------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 includes amounts paid through expense offset and brokerage service arrangments.
    Prior period ratios exclude these amounts (Note 2)

(c) Not annualized.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1996

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported--as in the case of some securities traded over-the-counter-the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of net operating loss.

Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1996, the fund reclassified $5,996,589 to decrease accummulated net investment loss, with a decrease to accumulated net realized gain on investments of $5,996,589. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of any amount over $1.5 billion subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1996, fund expenses were reduced by $575,122 under expense offset arrangements with PFTC and brokerage and service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,600 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended July 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,021,865 and $38,786 from the sale of class A and class M shares, respectively, and $400,627 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received $10,428 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended July 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $1,897,176,213 and $1,485,660,400, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                Year ended
                              July 31, 1996
----------------------------------------------------
Class A                  Shares               Amount
----------------------------------------------------
Shares sold          58,619,707         $576,076,854
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions         9,126,187           78,485,159
----------------------------------------------------
                     67,745,894          654,562,013

Shares
repurchased         (36,229,166)        (352,601,385)
----------------------------------------------------
Net increase         31,516,728         $301,960,628
----------------------------------------------------

                               Year ended
                              July 31, 1995
----------------------------------------------------
Class A                  Shares               Amount
----------------------------------------------------
Shares sold          28,898,970         $221,037,781
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions           693,411            4,819,179
----------------------------------------------------
                     29,592,381          225,856,960

Shares
repurchased         (27,694,506)        (213,117,464)
----------------------------------------------------
Net increase          1,897,875          $12,739,496
----------------------------------------------------

                               Year ended
                              July 31, 1996
----------------------------------------------------
Class B                  Shares               Amount
----------------------------------------------------
Shares sold          29,966,996         $288,819,739
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions         3,127,846           26,336,480
----------------------------------------------------
                     33,094,842          315,156,219

Shares
repurchased         (10,440,472)         (99,513,466)
----------------------------------------------------
Net increase         22,654,370         $215,642,753
----------------------------------------------------

                              Year ended
                              July 31, 1995
----------------------------------------------------
Class B                  Shares               Amount
----------------------------------------------------
Shares sold          15,020,047         $113,538,226
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions           163,723            1,124,785
----------------------------------------------------
                     15,183,770          114,663,011

Shares
repurchased          (5,573,148)         (42,071,973)
----------------------------------------------------
Net increase          9,610,622          $72,591,038
----------------------------------------------------

                                Year ended
                              July 31, 1996
----------------------------------------------------
Class M                  Shares               Amount
----------------------------------------------------
Shares sold           2,967,129           $29,187,299
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            74,406              636,171
----------------------------------------------------
                      3,041,535           29,823,470

Shares
repurchased          (1,095,748)         (10,746,643)
----------------------------------------------------
Net increase          1,945,787          $19,076,827
----------------------------------------------------

                              December 8, 1994
                              (commencement of
                               operations) to
                                July 31, 1995
----------------------------------------------------
Class M                   Shares              Amount
----------------------------------------------------
Shares sold              394,997          $3,133,513
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 44                 307
----------------------------------------------------
                         395,041           3,133,820

Shares
repurchased              (52,436)           (406,029)
----------------------------------------------------
Net increase             342,605          $2,727,791
----------------------------------------------------

                                 Year ended
                                July 31, 1996
----------------------------------------------------
Class Y                    Shares             Amount
----------------------------------------------------
Shares sold             3,075,803        $30,261,120
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions             499,144          4,307,615
----------------------------------------------------
                        3,574,947         34,568,735

Shares
repurchased            (1,761,063)       (17,129,769)
----------------------------------------------------
Net increase            1,813,884        $17,438,966
----------------------------------------------------

                              March 28, 1995
                             (commencement of
                              operations) to
                              July 31, 1995
----------------------------------------------------
Class Y                    Shares             Amount
----------------------------------------------------
Shares sold             8,556,775        $66,694,577
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  --                 --
----------------------------------------------------
                        8,556,775         66,694,577

Shares
repurchased            (3,935,183)       (30,683,449)
----------------------------------------------------
Net increase            4,621,592        $36,011,128
----------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $.582 per share (or if different, the amount necessary to offset net capital gain earned by the fund) for all classes of shares as capital gain dividends for its taxable year ended July 31, 1996.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.


Results of July 31, 1996 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on July 31, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                              Votes for   Votes withheld
------------------------------------------------------------------------
Jameson Adkins Baxter         98,525,416     1,798,961
Hans H. Estin                 98,549,306     1,775,071
John A. Hill                  98,588,111     1,736,266
R.J. Jackson                  98,521,531     1,802,846
Elizabeth T. Kennan           98,465,054     1,859,323
Lawrence J. Lasser            98,555,482     1,768,895
Robert E. Patterson           98,579,353     1,745,024
Donald S. Perkins             98,550,522     1,773,855
William F. Pounds             98,581,702     1,742,675
George Putnam                 98,524,365     1,800,012
George Putnam, III            98,485,922     1,838,455
E. Shapiro                    98,279,192     2,045,185
A.J.C. Smith                  98,551,260     1,773,117
W. Nicholas Thorndike         98,504,071     1,820,306

A proposal to ratify Price Waterhouse LLP as auditors for the fund was approved as follows: 96,237,941 votes for, and 1,337,565 votes against, with 2,748,871 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments was approved as follows:
83,127,093 votes for, and 7,942,265 votes against, with 9,255,020 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 81,787,743 votes for, and 8,728,425 votes against, with 9,808,211 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows:
78,468,784 votes for, and 11,580,003 votes against, with 10,275,588 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
80,932,988 votes for, and 9,752,302 votes against, with 9,639,086 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
83,645,191 votes for, and 6,980,082 votes against, with 9,699,105 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows: 79,104,888 votes for, and 11,494,431 votes against, with 9,725,056 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to underwriting was approved as follows: 81,220,670 votes for, and 8,678,272 votes against, with 10,425,431 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in issuers that have been in operation for less than three years was approved as follows: 81,841,041 votes for, and 8,580,135 votes against, with 9,903,199 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 80,652,864 votes for, and 9,536,491 votes against, with 10,135,021 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 77,658,078 votes for, and 12,468,479 votes against, with 10,791,821 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 78,692,150 votes for, and 11,329,598 votes against, with 10,302,626 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction which limits the fund's ability to pledge assets was approved as follows: 78,214,397 votes for, and 11,895,275 votes against, with 10,214,706 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to invest to gain control of a company's management was approved as follows: 80,305,400 votes for, and 9,953,098 votes against, with 10,065,835 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restrictions with respect to investment in illiquid securities was approved as follows: 77,092,082 votes for, and 12,816,193 votes against, with 10,416,097 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas an mineral interests was approved as follows: 80,087,800 votes for, and 10,237,268 votes against, with 9,999,306 abstentions and non-broker votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to option transactions was approved as follows: 79,165,401 votes for, and 10,959,050 votes against, with 10,199,925 abstentions and non-broker votes.

All tabulations are rounded to nearest whole number.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

*Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.


Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Price Waterhouse LLP


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike


OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Jennifer Silver
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

C. Kim Goodwin
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

-------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
-------------------

27082-006/317/515      9/96



PUTNAM INVESTMENTS                                                      [LOGO]
-----------------------------------------------------------------------------
Putnam Vista  Fund
Supplement to Annual Report dated July 31, 1996

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return:                      NAV

One year ended 7/31/96            17.07%
Life of class (since 3/28/95)     38.15
Annual average                    27.05
-----------------------------------------------------------------------------

Share value:                       NAV

7/31/95                           $9.24
7/31/96                            9.84
-----------------------------------------------------------------------------

Distributions:     No.     LT Capital Gains      ST Capital gains     Total
                    1                $0.582                $0.275    $0.857
-----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.